Long-Term Debt - Total Long-Term Debt Outstanding Maturities (Details) $ in Millions	Dec. 31, 2024 USD ($)
Debt Disclosure [Abstract]
2025	$ 990
2026	228
2027	964
2028	223
2029	154
Thereafter	396
Total	$ 2,955